GOING CONCERN (Details) (USD $)	2 Months Ended	12 Months Ended			12 Months Ended				3 Months Ended	12 Months Ended
	Aug. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013 Exchange for Common Stock [Member]	Jun. 30, 2013 Private Placement [Member]	Jun. 30, 2013 Warrants [Member]	Jun. 30, 2013 Convertible Note [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2013 Lincoln Park Capital Fund, LLC. [Member]
GOING CONCERN [Abstract]
Net loss		$ 5,221,747	$ 7,130,059
Net cash used in operating activities		4,195,655	3,634,531
Working capital deficit		556,140
Accumulated deficit		28,021,633	22,799,886
Stockholders' deficit		2,270,386	2,965,902	(804,952)
Related Party Transaction [Line Items]
Potential proceeds from sale of equity										3,600,000
Common stock issued for cash, shares	40,000								686,082
Proceeds from equity exchange					$ 1,658,000	$ 300,000	$ 910,000	$ 675,000		$ 810,003